Condensed Consolidated Balance Sheets (Parentheticals) - shares	Jun. 30, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common units issued	9,342,692	9,342,692
Common units outstanding	9,342,692	9,342,692
Subordinated units issued	9,342,692	9,342,692
Subordinated units outstanding	9,342,692	9,342,692
General Partners units issued	413,843	413,843
General Partners units outstanding	413,843	413,843
Subordinated Series A units issued	1,592,920	1,592,920
Subordinated Series A units outstanding	1,592,920	1,592,920